Schedule of investments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share of losses of associate	$ (4,029)	$ (710)
Ending Balance	89,712	88,908
Horizon Shipyard Inter Globe (M) Sdn Bhd [Member]
Beginning balance	88,908	4,343
Investments during the period / year		85,293
Share of losses of associate	(4,029)	(710)
Foreign exchange difference	4,833	(18)
Ending Balance	$ 89,712	$ 88,908